DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 17,683,691	$ 11,875,690
Derivative Asset	212,970	272,499
Estimate Fair Value Loss	(212,977)	(272,606)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,430,587	2,300,336
Derivative Asset	7,508	107
Estimate Fair Value Loss	(84,701)	(184,884)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,430,587	2,300,336
Derivative Asset	84,694	184,777
Estimate Fair Value Loss	(7,508)	(107)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	6,399,432	3,637,509
Derivative Asset	52,780	27,249
Estimate Fair Value Loss	(67,988)	(60,366)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	6,423,085	3,637,509
Derivative Asset	67,988	60,366
Estimate Fair Value Loss	(52,780)	(27,249)
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,400,000	2,300,000
Estimate Fair Value Loss	$ (74,200)	$ (182,300)